Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other receivables and assets
Receivables from government agencies	$ 152	$ 171
Taxes and other government receivables	77	117
Advances	118	68
Prepayments	46	51
Loans and deposits	14	15
Interest receivable	4	6
Derivative instruments	2	85
Receivables from equity-method investments	20	33
Other current assets	73	63
Total	$ 506	$ 609